Vintage Mutual Funds, Inc
1415 28th Street, Suite 200
West Des Moines, Iowa 50266
Telephone: (515) 440-1990
Facsimile: (877) 882-9268

July 29, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: File Nos. 33-87498 and 811-8910

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of Vintage Mutual Funds, Inc. as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2003.

Please direct comments or questions regarding this filing to me at (515) 440-1990 or John C. Miles at Cline, Williams, Wright, Johnson & Oldfather at (402) 474-6900.

Sincerely,
/s/ MARY DOTTERER Mary Dotterer